General (Tables)	12 Months Ended
Dec. 31, 2021
General [Abstract]
Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination	Based on a purchase price allocation ("PPA") performed by independent adviser, the fair value of the assets of the acquired company is estimated as follows :

	Fair value	Expected useful lives
Net tangible assets and liabilities assumed (current and non-current), excluding cash and cash equivalents	$(3,400)
Technology	3,800	15 years
Customer relationships	4,800	14 years
Customer backlog	1,200	2 years
Goodwill	25,000
	$31,400
Based on a PPA performed by independent adviser, the fair value of the assets of the acquired company is estimated as follows :

	Fair value	Average expected useful lives
Net tangible assets and liabilities assumed (current and non-current), excluding cash and cash equivalents	$(65,800)
Technology	45,000	16 years
IPR&D	41,700	Indefinite
Customer relationships	119,900	31 years
Customer backlog	14,700	3 years
Goodwill	194,500
	$350,000

Schedule Of Goodwill

	Fair value	Average expected useful lives
Net tangible assets and liabilities assumed (current and non-current), excluding cash and cash equivalents	$74,703
Technology	38,000	8 years
Customer relationships	90,000	20 years
Customer backlog	6,300	3 years
Goodwill	142,511
	$351,514
Changes in goodwill during 2021 were as follows:

2021
Balance, at January 1	$1,316,768
Additions (1)	219,575
Net translation differences (2)	14,209
Balance, at December 31	$1,550,552

(1)Additions related to acquisitions. See Notes 1D(1) and 1D(2).
(2)Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.

Total Expenses Related to Acquisition and Other Non-recurring Expenses	Total expenses related to the Night Vision Business acquisition and other non-recurring expenses amounted to approximately $55,030, as follows:

Expense type	2019
Inventory write-off	$54,713
Long-lived assets write-off	317
$55,030

Expense category
Cost of revenue	$55,030